Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA ACORN TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated August 10, 2020
to the Prospectus, as supplemented, of the following Fund (the Fund):
Fund	Prospectus Dated
Columbia Acorn Trust
Columbia Acorn International SelectSM	5/1/2020
The reorganization of Columbia Select International Equity Fund with and into Columbia Acorn International Select (the Fund) closed on August 7, 2020. Therefore, effective immediately the Investment Manager's contractual agreement to waive fees and reimburse certain expenses of the Fund is extended through April 30, 2022 as described in this Supplement.
1. The "Summary of the Fund - Fees and Expenses of the Fund" section of the Prospectus is revised to replace the "Shareholder Fees" and "Annual Fund Operating Expenses" tables, and the information under the caption "Example" with the following information:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes Adv, Inst, Inst2, and Inst3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3
Management fees	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses(c)	0.39%	0.39%	0.39%	0.39%	0.32%	0.27%
Total annual Fund operating expenses	1.53%	1.28%	2.28%	1.28%	1.21%	1.16%
Less: Fee waivers and/or expense reimbursements(d)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.31%)	(0.31%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.28%	1.03%	2.03%	1.03%	0.90%	0.85%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated to reflect current fees paid by the Fund.
(d)	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund, through April 30, 2022, so that ordinary operating expenses (excluding any reorganization costs, transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.28% for Class A shares, 1.03% for Class Adv shares, 2.03% for Class C shares, 1.03% for Class Inst shares, 0.90% for Class Inst2 shares and 0.85% for Class Inst3 shares. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$698	$1,007	$1,339	$2,274
Class Adv (whether or not shares are redeemed)	$105	$ 381	$ 678	$1,523
Class C (assuming redemption of all shares at the end of the period)	$306	$ 688	$1,197	$2,596
Class C (assuming no redemption of shares)	$206	$ 688	$1,197	$2,596
Class Inst (whether or not shares are redeemed)	$105	$ 381	$ 678	$1,523
Class Inst2 (whether or not shares are redeemed)	$ 92	$ 353	$ 635	$1,438
Class Inst3 (whether or not shares are redeemed)	$ 87	$ 338	$ 608	$1,381
The rest of the section remains the same.

Columbia Acorn International Select
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated August 10, 2020
to the Prospectus, as supplemented, of the following Fund (the Fund):
Fund	Prospectus Dated
Columbia Acorn Trust
Columbia Acorn International SelectSM	5/1/2020
The reorganization of Columbia Select International Equity Fund with and into Columbia Acorn International Select (the Fund) closed on August 7, 2020. Therefore, effective immediately the Investment Manager's contractual agreement to waive fees and reimburse certain expenses of the Fund is extended through April 30, 2022 as described in this Supplement.
1. The "Summary of the Fund - Fees and Expenses of the Fund" section of the Prospectus is revised to replace the "Shareholder Fees" and "Annual Fund Operating Expenses" tables, and the information under the caption "Example" with the following information:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes Adv, Inst, Inst2, and Inst3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3
Management fees	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses(c)	0.39%	0.39%	0.39%	0.39%	0.32%	0.27%
Total annual Fund operating expenses	1.53%	1.28%	2.28%	1.28%	1.21%	1.16%
Less: Fee waivers and/or expense reimbursements(d)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.31%)	(0.31%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.28%	1.03%	2.03%	1.03%	0.90%	0.85%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated to reflect current fees paid by the Fund.
(d)	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund, through April 30, 2022, so that ordinary operating expenses (excluding any reorganization costs, transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.28% for Class A shares, 1.03% for Class Adv shares, 2.03% for Class C shares, 1.03% for Class Inst shares, 0.90% for Class Inst2 shares and 0.85% for Class Inst3 shares. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$698	$1,007	$1,339	$2,274
Class Adv (whether or not shares are redeemed)	$105	$ 381	$ 678	$1,523
Class C (assuming redemption of all shares at the end of the period)	$306	$ 688	$1,197	$2,596
Class C (assuming no redemption of shares)	$206	$ 688	$1,197	$2,596
Class Inst (whether or not shares are redeemed)	$105	$ 381	$ 678	$1,523
Class Inst2 (whether or not shares are redeemed)	$ 92	$ 353	$ 635	$1,438
Class Inst3 (whether or not shares are redeemed)	$ 87	$ 338	$ 608	$1,381
The rest of the section remains the same.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current fees paid by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Columbia Acorn International Select | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.53%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.28%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 698
3 years	rr_ExpenseExampleYear03	1,007
5 years	rr_ExpenseExampleYear05	1,339
10 years	rr_ExpenseExampleYear10	2,274
1 year	rr_ExpenseExampleNoRedemptionYear01	698
3 years	rr_ExpenseExampleNoRedemptionYear03	1,007
5 years	rr_ExpenseExampleNoRedemptionYear05	1,339
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,274
Columbia Acorn International Select | Class Adv
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.03%
1 year	rr_ExpenseExampleYear01	$ 105
3 years	rr_ExpenseExampleYear03	381
5 years	rr_ExpenseExampleYear05	678
10 years	rr_ExpenseExampleYear10	1,523
1 year	rr_ExpenseExampleNoRedemptionYear01	105
3 years	rr_ExpenseExampleNoRedemptionYear03	381
5 years	rr_ExpenseExampleNoRedemptionYear05	678
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,523
Columbia Acorn International Select | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.28%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	2.03%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 306
3 years	rr_ExpenseExampleYear03	688
5 years	rr_ExpenseExampleYear05	1,197
10 years	rr_ExpenseExampleYear10	2,596
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	688
5 years	rr_ExpenseExampleNoRedemptionYear05	1,197
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,596
Columbia Acorn International Select | Class Inst
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.03%
1 year	rr_ExpenseExampleYear01	$ 105
3 years	rr_ExpenseExampleYear03	381
5 years	rr_ExpenseExampleYear05	678
10 years	rr_ExpenseExampleYear10	1,523
1 year	rr_ExpenseExampleNoRedemptionYear01	105
3 years	rr_ExpenseExampleNoRedemptionYear03	381
5 years	rr_ExpenseExampleNoRedemptionYear05	678
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,523
Columbia Acorn International Select | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.21%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	353
5 years	rr_ExpenseExampleYear05	635
10 years	rr_ExpenseExampleYear10	1,438
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	353
5 years	rr_ExpenseExampleNoRedemptionYear05	635
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,438
Columbia Acorn International Select | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.16%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	338
5 years	rr_ExpenseExampleYear05	608
10 years	rr_ExpenseExampleYear10	1,381
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	338
5 years	rr_ExpenseExampleNoRedemptionYear05	608
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,381

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses have been restated to reflect current fees paid by the Fund.
[3]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund, through April 30, 2022, so that ordinary operating expenses (excluding any reorganization costs, transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.28% for Class A shares, 1.03% for Class Adv shares, 2.03% for Class C shares, 1.03% for Class Inst shares, 0.90% for Class Inst2 shares and 0.85% for Class Inst3 shares. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.
[4]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.